Commitments and Contingencies (Table)	12 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Estimated Contractual Demand Fees
The estimated contractual demand fees for contracted storage and transportation under these contracts as of September 30, 2016 are as follows (in thousands):

2017	$9,065
2018	2,336
2019	424
2020	400
2021	327
Thereafter	678
$13,230